As filed with the Securities and Exchange Commission on July 20, 2012

  File No. 333-179963
  File No. 811-8537

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 1  ☐

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 36  ☒

Variable Annuity Account A of
Protective Life

(Exact Name of Registrant)

Protective Life and Annuity Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire

Protective Life and Annuity Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b) of Rule 485

☐  On May 1, 2012 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a) of Rule 485

☒  On August 20, 2012 pursuant to paragraph a of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

Supplement Dated August 20, 2012
to
Prospectus Dated May 1, 2012

For
Protective Variable Annuity L Series, B Series, and C Series Contract

Issued by
Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life

This Supplement amends certain information contained in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference.

Increase in SecurePay R72 Rider Fee

Effective August 20, 2012, we will increase the current fee for SecurePay R72 riders issued on or after August 20, 2012 (including riders elected on or after August 20, 2012 under the RightTime® option). The maximum fee will not change. This increase will not impact SecurePay R72 riders issued before August 20, 2012.

Increase in Current Fee. The following table sets forth the new fee information for the SecurePay R72 rider:

	Maximum	Current
		For Riders Purchased on or After 8/20/12	For Riders Purchased Before 8/20/12
Purchase of SecurePay R72 rider at time of Contract purchase	2.00%	1.20%	1.00%
Purchase of SecurePay R72 rider under RightTime® option	2.20%	1.30%	1.10%

This information replaces the current fee information for the SecurePay R72 rider as disclosed in the portion of the Periodic Fees and Charges fee table in your prospectus titled Optional Benefit Charges, as well as the fee information for the SecurePay R72 rider set forth in the Protected Lifetime Income Benefits and the Charges and Deductions sections of your prospectus.

Example of Charges. The following section replaces the "Example of Charges" section in your prospectus.

Example of Charges

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in each class of the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account Charges, and both maximum and minimum total Annual Fund Operating Expenses. The first example assumes that you purchased the SecurePay R72 rider on or after August 20, 2012 under the RightTime® option at the maximum and current charges. The second example assumes that you have not purchased either SecurePay rider or the Protective Income Manager rider. The examples also assume that the Maximum Anniversary Value Death Benefit is in effect, and that all Contract Value is allocated to the Variable Account. The examples do not reflect transfer fees.

The examples assume that you invest $10,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year.

(1)  If you purchased the SecurePay R72 rider:

(a)  If you surrender the Contract at the end of the applicable time period:

(i)  With the SecurePay R72 rider selected under the RightTime® option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$1,216	$2,335	$3,091	$6,544
B Series	1,184	2,241	3,273	6,272
C Series	573	1,757	2,997	6,370
Minimum Fund Expense
L Series	$1,091	$1,970	$2,468	$5,442
B Series	1,058	1,871	2,664	5,122
C Series	439	1,369	2,373	5,262

(ii)  With the SecurePay R72 rider selected under the RightTime® option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$1,132	$2,071	$2,606	$5,469
B Series	1,099	1,976	2,803	5,178
C Series	483	1,477	2,513	5,300
Minimum Fund Expense
L Series	$1,006	$1,700	$1,966	$4,292
B Series	973	1,600	2,178	3,952
C Series	348	1,083	1,873	4,119

(b)  If you annuitize* or remain invested in the Contract at the end of the applicable time period:

(i)  With the SecurePay R72 rider selected under the RightTime® option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$593	$1,815	$3,091	$6,544
B Series	558	1,715	2,932	6,272
C Series	573	1,757	2,997	6,370
Minimum Fund Expense
L Series	$459	$1,427	$2,468	$5,442
B Series	423	1,323	2,297	5,122
C Series	439	1,369	2,373	5,262

(ii)  With the SecurePay R72 rider selected under the RightTime® option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$503	$1,535	$2,606	$5,469
B Series	468	1,434	2,442	5,178
C Series	483	1,477	2,513	5,300
Minimum Fund Expense
L Series	$368	$1,141	$1,966	$4,292
B Series	333	1,035	1,791	3,952
C Series	348	1,083	1,873	4,119

(2)   If you have not purchased either SecurePay rider or Protective Income Manager rider:

(a)  If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$1,012	$1,694	$1,912	$3,931
B Series	979	1,596	2,131	3,613
C Series	354	1,077	1,821	3,770
Minimum Fund Expense
L Series	$885	$1,315	$1,249	$2,648
B Series	851	1,213	1,484	2,279
C Series	219	675	1,157	2,483

(b)  If you annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expense
L Series	$374	$1,135	$1,912	$3,931
B Series	339	1,031	1,743	3,613
C Series	354	1,077	1,821	3,770
Minimum Fund Expense
L Series	$239	$733	$1,249	$2,648
B Series	203	624	1,067	2,279
C Series	219	675	1,157	2,483

* You may not annuitize your Contract within 1 year of the Issue Date. For more information, see "ANNUITY PAYMENTS, Annuity Date, Changing the Annuity Date." Neither the death benefit fee nor the Protective Income Manager rider fee apply after the Annuity Date.

Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

* * *

For more information on the SecurePay R72 rider, please refer to your SecurePay R72 rider and your prospectus, especially the Protected Lifetime Income Benefits section.

EXPLANATORY COMMENT

The prospectus and the statement of additional information included in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-179963 and 811-8537) filed on April 24, 2012 are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life and Annuity Insurance Company (formerly American Foundation Life Company) authorizing establishment of the Variable Annuity Account A of Protective Life(1)

2.  Not applicable

3.  Distribution Agreement between IDI and PLAIC(7)

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract

  (i)  B Series(8)

  (ii)  C Series(8)

  (iii)  L Series(8)

(b)  Contract Schedule for Individual Contracts

  (i)  B Series(8)

  (ii)  C Series(8)

  (iii)  L Series(8)

(c)  Guaranteed Account Endorsement

  (i)  B Series and L Series(8)

  (ii)  C Series(8)

(d)  Waiver of Surrender Charge Endorsement for Terminal Illness or Nursing Home Confinement(8)

(e)  SecurePay Rider(8)

(f)  SecurePay R72 Rider(8)

(g)  Protective Income Manager Rider(8)

(h)  Protective Income Manager Amendment(8)

(i)  Qualified Retirement Plan Endorsement(8)

(j)  Roth IRA Endorsement(8)

(k)  Traditional IRA Endorsement(8)

(l)  Maximum Anniversary Value Death Benefit Rider(8)

(m)  Return of Purchase Payments Death Benefit Rider(8)

(n)  Medical Evaluation for Enhanced GMWB Withdrawal Percentages(8)

(o)  Annuitization Bonus Endorsement(8)

5.  (a)  Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract

  (i)  B Series and L Series(8)

  (ii)  C Series(8)

6.  (a)  Charter of Protective Life and Annuity Insurance Company.(1)

(b)  By-Laws of Protective Life and Annuity Insurance Company.(1)

7.  Reinsurance Agreement not applicable

8.  (a)  Participation Agreement (Oppenheimer Variable Account Funds)(2)

(b)  Participation Agreement (MFS Variable Insurance Trust)(2)

  (i)  Form of Amended and Restated re MFS Variable Insurance Trust II (MFS Variable Insurance Trust)

(c)  Participation Agreement (Lord Abbett Series Fund)(2)

(d)  Participation Agreement (Goldman Sachs Variable Insurance Trust)(2)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust)(5)

(e)  Participation Agreement (Fidelity® Variable Insurance Products)(2)

(f)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(2)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust)(5)

(g)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(2)

(h)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(2)

(i)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(2)

(j)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(2)

(k)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(4)

(l)  Participation Agreement (Legg Mason)(3)

(m)  Participation Agreement (PIMCO)(3)

  (i)  Form of Novation and Amendment to Participation Agreement (PIMCO)(5)

  (ii)  Amendment to Participation Agreement re Summary Prospectus (PIMCO Variable Insurance Products Trust)(5)

(n)  Participation Agreement (Royce Capital)(3)

(o)  Rule 22c-2 Information Sharing Agreement (Royce)(3)

(p)  Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds))(6)

9.  Opinion and Consent of Max Berueffy, Esq.(8)

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP

(b)  Consent of PricewaterhouseCoopers LLP

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of attorney(9)

(1)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 333-41577) filed with the Commission on April 15, 1998.

(2)  Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-153043) filed with the Commission on April 30, 2009.

(3)  Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153043) filed with the Commission on October 29, 2009.

(4)  Incorporated herein by reference to the Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984) filed with the Commission on April 27, 2007.

(5)  Incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-146508) filed with the Commission on April 28, 2011.

(6)  Incorporated herein by reference to the Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070) filed with the Commission on April 25, 2011.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-153043), filed with the Commission on September 19, 2011.

(8)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-179963), filed with the Commission on March 7, 2012.

(9)  Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333- 179963), filed with the Commission on April 24, 2012.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns
Wayne E. Stuenkel
Richard J. Bielen
Carolyn Johnson
Deborah J. Long
Carl S. Thigpen
Steven G. Walker
Carolyn King
John Sawyer
Frank Sottosanti
Brent Griggs
John F. Simon
Robert Bedwell
Lance Black
Phillip E. Passafiume
Mark Cyphert
Stephane Goyer
Scott Karchunas	Director
President, Chief Actuary, and Director
Vice Chairman, Chief Financial Officer, and Director
Executive Vice President and Chief Operating Officer
Executive Vice President, General Counsel, and Secretary
Executive Vice President and Chief Investment Officer
Senior Vice President and Chief Accounting Officer and
Controller
Senior Vice President and Acquisitions and Corporate
Development
Senior Vice President and Chief Distribution Officer
Senior Vice President and Chief Marketing Officer
Senior Vice President, Asset Protection
Senior Vice President and Chief Product Actuary
Senior Vice President, Mortgage Loans
Senior Vice President and Treasurer
Senior Vice President, Director of Fixed Income
Senior Vice President and Chief Information and
Operations Officer
Senior Vice President
Senior Vice President, Sales and Marketing, APD

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2011 (File No. 1-11339) filed with the Commission on February 28, 2012.

Item 27. Number of Contractowners.

As of June 30, 2012, there were 46 contract owners of Protective Variable Annuity NY individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account, Protective Variable Annuity Separate Account, and Protective Acquired Variable Annuity Separate Account.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President and Director	Vice President, New Business Operations, Life and Annuity Division

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Barry K. Brown	Assistant Secretary	Second Vice President, LLC Commissions

Letitia Morsch	Assistant Secretary	Second Vice President, Annuity and VUL Administration

Steve M. Callaway	Chief Compliance Officer, Secretary and Director	None

Julena Johnson	Assistant Compliance Officer	Senior Compliance Analyst II

Carol Majewski	Assistant Compliance Officer	Director II, Compliance

Joseph F. Gilmer	Chief Financial Officer and Director	Assistant Vice President, Financial Reporting

Lawrence J. Debnar	Assistant Financial Officer	Vice President, Financial Reporting

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life and Annuity Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement has duly caused this Post-effective amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on July 20, 2012.

VARIABLE ANNUITY ACCOUNT A OF
PROTECTIVE LIFE

By:  /s/ WAYNE E. STUENKEL

  Wayne E. Stuenkel, President
  Protective Life and Annuity Insurance Company

  PROTECTIVE LIFE AND ANNUITY
INSURANCE COMPANY

By:  /s/ WAYNE E. STUENKEL

  Wayne E. Stuenkel, President
  Protective Life and Annuity Insurance Company

As required by the Securities Act of 1933, this Post-effective amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/S/ WAYNE E. STUENKEL Wayne E. Stuenkel	President, Chief Actuary and Director (Principal Executive Officer)	July 20, 2012

* John D. Johns	Director	July 20, 2012

* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	July 20, 2012

* Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	July 20, 2012

*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		July 20, 2012